FI Institutional Group All Foreign Equity Environmental
and Social Values Fund
Schedule of Investments
May 31, 2025 (Unaudited)
COMMON STOCKS — 100.15% Shares Fair Value
Argentina — 1.15%
Consumer Discretionary — 1.15%
MercadoLibre, Inc.
(a)
1 $ 2,564
Total   Argentina 2,564
Australia — 1.11%
Technology — 1.11%
XERO Ltd.
(a)
21 2,495
Total   Australia 2,495
Austria — 0.54%
Financials — 0.54%
Erste Group Bank AG
(a)
15 1,207
Total   Austria 1,207
Brazil — 2.97%
Financials — 2.97%
Banco Bradesco SA - ADR 932 2,684
Itau Unibanco Holding SA - ADR 600 3,954
6,638
Total   Brazil 6,638
Canada — 2.69%
Financials — 1.30%
Royal Bank of Canada 23 2,913
Industrials — 1.39%
Canadian Pacific Kansas City Ltd. 38 3,103
Total   Canada 6,016
China — 9.63%
Communications — 3.24%
NetEase, Inc. - ADR 23 2,800
Tencent Holdings Ltd. - ADR 71 4,457
7,257
Consumer Discretionary — 4.90%
Alibaba Group Holding Ltd. - ADR 30 3,416
Geely Automobile Holdings Ltd. 1,046 2,350
Haier Smart Home Company Ltd., H Shares
(a)
550 1,613
JD.com, Inc. - ADR 52 1,685
Meituan - ADR
(a)
55 1,901
10,965
Consumer Staples — 0.69%
China Mengniu Dairy Co. Ltd. 682 1,538
Financials — 0.80%
Ping An Insurance (Group) Company of China Ltd., H Shares 305 1,795
Total   China 21,555

FI Institutional Group All Foreign Equity Environmental
and Social Values Fund
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 100.15% - continued Shares Fair Value
Denmark — 2.53%
Energy — 0.46%
Vestas Wind Systems A/S
(a)
65 $ 1,026
Health Care — 2.07%
Coloplast A/S - ADR
(a)
51 490
Novo Nordisk A/S, Class B 60 4,144
4,634
Total   Denmark 5,660
France — 16.01%
Consumer Discretionary — 4.29%
Cia Generale de Establissements Michelin SCA 35 1,339
Hermes International SA 3 8,272
9,611
Consumer Staples — 1.32%
L’Oreal SA 7 2,960
Financials — 3.42%
BNP Paribas SA 26 2,278
Credit Agricole SA 116 2,121
Societe Generale SA 60 3,260
7,659
Health Care — 1.33%
Sanofi 30 2,982
Industrials — 1.89%
Aeroports de Paris 19 2,548
Vinci SA - ADR 47 1,683
4,231
Materials — 2.91%
Cie de Saint-Gobain 58 6,510
Technology — 0.85%
Dassault Systems SE 51 1,911
Total   France 35,864
Germany — 8.70%
Communications — 1.00%
Deutsche Telekom AG
(a)
59 2,230
Consumer Staples — 1.34%
Beiersdorf AG 22 3,014
Financials — 1.01%
Deutsche Boerse AG 7 2,254
Industrials — 3.45%
Deutsche Post AG 71 3,174
Siemens AG 19 4,570
7,744

FI Institutional Group All Foreign Equity Environmental
and Social Values Fund
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 100.15% - continued Shares Fair Value
Germany — 8.70% - continued
Technology — 1.90%
SAP SE 14 $ 4,227
Total   Germany 19,469
India — 2.11%
Financials — 1.28%
HDFC Bank Ltd. - ADR 38 2,865
Technology — 0.83%
Infosys Ltd. - ADR 102 1,855
Total   India 4,720
Indonesia — 0.57%
Financials — 0.57%
Bank Rakyat Indonesia Persero Tbk PT - ADR 94 1,271
Total   Indonesia 1,271
Italy — 3.93%
Energy — 1.52%
Eni SpA 231 3,403
Financials — 2.41%
Intesa Sanpaolo SpA 484 2,699
UniCredit SpA 42 2,698
5,397
Total   Italy 8,800
Japan — 12.13%
Consumer Staples — 0.80%
Mitsubishi Corporation - ADR
(a)
88 1,781
Financials — 7.60%
Mitsubishi UFJ Financial Group, Inc. - ADR 390 5,507
Mizuho Financial Group, Inc. 100 2,782
Nomura Holdings, Inc. - ADR 608 3,703
Sumitomo Mitsui Financial Group, Inc. - ADR 328 5,054
17,046
Industrials — 2.42%
Daifuku Co. Ltd. - ADR 95 1,259
FANUC Corp. - ADR 58 775
Keyence Corp. 8 3,377
5,411
Technology — 1.31%
Sony Group Corp. - ADR 111 2,928
Total   Japan 27,166

FI Institutional Group All Foreign Equity Environmental
and Social Values Fund
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 100.15% - continued Shares Fair Value
Korea (Republic of) — 1.45%
Technology — 1.45%
Samsung Electronics Co. Ltd. 80 $ 3,256
Total   Korea (Republic of) 3,256
Netherlands — 4.76%
Financials — 1.17%
ING Groep NV 123 2,609
Technology — 3.59%
ASML Holding NV 7 5,198
Wolters Kluwer NV 16 2,840
8,038
Total   Netherlands 10,647
Norway — 1.33%
Energy — 1.33%
Equinor ASA 127 2,980
Total   Norway 2,980
Poland — 0.96%
Financials — 0.96%
Bank Polska Kasa Opieki SA
(a)
22 1,084
Powszechna Kasa Oszczednosci Bank Polski SA 53 1,067
2,151
Total   Poland 2,151
Spain — 3.73%
Consumer Discretionary — 1.02%
Industria de Diseno Textil SA 42 2,276
Energy — 1.32%
Repsol SA 220 2,962
Financials — 1.39%
Banco Santander SA 392 3,130
Total   Spain 8,368
Sweden — 1.03%
Industrials — 1.03%
Atlas Copco AB 144 2,312
Total   Sweden 2,312
Switzerland — 5.74%
Financials — 0.87%
UBS Group AG
(a)
61 1,942
Health Care — 3.28%
Novartis AG 39 4,458
Roche Holding AG 9 2,905
7,363

FI Institutional Group All Foreign Equity Environmental
and Social Values Fund
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 100.15% - continued Shares Fair Value
Switzerland — 5.74% - continued
Industrials — 1.59%
ABB Ltd. 63 $ 3,562
Total   Switzerland 12,867
Taiwan Province of China — 2.93%
Technology — 2.93%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 34 6,573
Total   Taiwan Province of China 6,573
United Kingdom — 14.15%
Consumer Discretionary — 1.23%
Next PLC 16 2,773
Consumer Staples — 2.23%
Coca-Cola European Partners PLC 38 3,488
Reckitt Benckiser Group PLC 22 1,492
4,980
Energy — 1.50%
BP PLC 691 3,349
Financials — 1.63%
Barclays PLC 831 3,667
Health Care — 1.94%
AstraZeneca PLC 30 4,333
Materials — 3.47%
Anglo American PLC 96 2,852
Antofagasta PLC 206 4,914
7,766
Technology — 2.15%
Experian PLC 97 4,827
Total   United Kingdom 31,695
Total Common Stocks (Cost $168,937) 224,274
MONEY MARKET FUNDS - 1.16%
First American Government Obligations Fund, Class X, 4.23%
(b)
2,590 2,590
Total Money Market Funds (Cost $2,590) 2,590
Total Investments — 101.31% (Cost $171,527) 226,864
Liabilities in Excess of Other Assets — (1.31)% (2,937)
NET ASSETS — 100.00% $ 223,927
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2025.
ADR - American Depositary Receipt

FI Institutional Group U.S. Large Cap Equity Environmental
and Social Values Fund
Schedule of Investments
May 31, 2025 (Unaudited)
COMMON STOCKS — 99.54% Shares Fair Value
Communications — 5.55%
Alphabet, Inc., Class A 54 $ 9,274
Netflix, Inc.
(a)
6 7,243
16,517
Consumer Discretionary — 10.44%
Amazon.com, Inc.
(a)
58 11,891
Dick’s Sporting Goods, Inc. 8 1,435
Home Depot, Inc. (The) 23 8,470
KB Home 63 3,250
Ralph Lauren Corp. 15 4,152
Yum! Brands, Inc. 13 1,871
31,069
Consumer Staples — 2.84%
Costco Wholesale Corp. 3 3,121
General Mills, Inc. 23 1,248
Kimberly-Clark Corp. 6 863
Procter & Gamble Co. (The) 19 3,227
8,459
Energy — 4.24%
Baker Hughes Co. 105 3,890
EOG Resources, Inc. 35 3,800
Halliburton Co. 95 1,861
Schlumberger Ltd. 93 3,074
12,625
Financials — 20.41%
American Express Co. 25 7,351
Bank of America Corp. 128 5,649
BlackRock, Inc. 5 4,900
Charles Schwab Corp. (The) 22 1,943
Citigroup, Inc. 70 5,272
Goldman Sachs Group, Inc. (The) 12 7,205
Jefferies Financial Group, Inc. 68 3,305
JPMorgan Chase & Co. 29 7,656
Morgan Stanley 34 4,353
T. Rowe Price Group, Inc. 27 2,527
U.S. Bancorp 100 4,359
Visa, Inc., Class A 17 6,208
60,728
Health Care — 12.95%
Abbott Laboratories 22 2,939
AbbVie, Inc. 16 2,978
Amgen, Inc. 11 3,170
Biogen, Inc.
(a)
25 3,245
Eli Lilly & Co. 7 5,163
Intuitive Surgical, Inc.
(a)
15 8,285
Johnson & Johnson 28 4,345

FI Institutional Group U.S. Large Cap Equity Environmental
and Social Values Fund
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 99.54% - continued Shares Fair Value
Health Care — 12.95% - continued
Medtronic PLC 16 $ 1,328
Merck & Co., Inc. 42 3,227
Pfizer, Inc. 99 2,326
UnitedHealth Group, Inc. 5 1,510
Viatris, Inc. 1 9
38,525
Industrials — 11.91%
Acuity Brands, Inc. 8 2,079
Caterpillar, Inc. 11 3,828
Cummins, Inc. 10 3,215
Eaton Corp. PLC 12 3,843
Emerson Electric Co. 32 3,820
Flowserve Corp. 43 2,146
HEICO Corp. 14 4,195
Norfolk Southern Corp. 13 3,212
Otis Worldwide Corp. 26 2,479
Rockwell Automation, Inc. 16 5,049
United Parcel Service, Inc., Class B 16 1,561
35,427
Materials — 1.18%
Nucor Corp. 32 3,500
Technology — 30.02%
Adobe, Inc.
(a)
8 3,321
Advanced Micro Devices, Inc.
(a)
23 2,547
Apple, Inc. 93 18,679
Autodesk, Inc.
(a)
10 2,961
KLA-Tencor Corp. 2 1,514
Marvell Technology, Inc. 40 2,408
Microsoft Corp. 49 22,557
NVIDIA Corp. 172 23,242
Oracle Corp. 22 3,642
QUALCOMM, Inc. 20 2,904
Salesforce, Inc. 21 5,572
89,347
Total Common Stocks  (Cost $194,187) 296,197
MONEY MARKET FUNDS — 0.55%
First American Government Obligations Fund, Class X, 4.23%
(b)
1,625 1,625
Total Money Market Funds (Cost $1,625) 1,625
Total Investments — 100.09% (Cost $195,812) 297,822
Liabilities in Excess of Other Assets — (0.09)% (270)
NET ASSETS — 100.00% $ 297,552

FI Institutional Group U.S. Large Cap Equity Environmental
and Social Values Fund
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2025.

FI Institutional Group U.S. Small Cap Equity Fund
Schedule of Investments
May 31, 2025 (Unaudited)
COMMON STOCKS — 100.46% Shares Fair Value
Consumer Discretionary — 13.74%
Abercrombie & Fitch Co., Class A
(a)
40 $ 3,140
Brinker International, Inc.
(a)
14 2,417
Builders FirstSource, Inc.
(a)
34 3,661
KB Home 36 1,857
M/I Homes, Inc.
(a)
38 4,051
Pool Corp. 5 1,503
Shake Shack, Inc., Class A
(a)
34 4,413
Taylor Morrison Home Corp.
(a)
46 2,589
Urban Outfitters, Inc.
(a)
36 2,516
26,147
Consumer Staples — 1.72%
Boston Beer Company, Inc. (The), Class A
(a)
8 1,839
Freshpet, Inc.
(a)
18 1,443
3,282
Energy — 4.32%
Helmerich & Payne, Inc. 32 488
Matador Resources Co. 40 1,720
Murphy Oil Corp. 71 1,486
Oceaneering International, Inc.
(a)
115 2,193
Ovintiv, Inc. 65 2,329
8,216
Financials — 23.34%
Cadence Bank 119 3,606
Columbia Banking System, Inc. 111 2,595
Evercore Partners, Inc., Class A 19 4,398
First Merchants Corp. 87 3,280
Fulton Financial Corp. 120 2,070
Hancock Whitney Corporation 39 2,132
Home BancShares, Inc. 110 3,112
Independent Bank Corp. 47 2,891
Moelis & Co., Class A 39 2,227
Old National Bancorp 154 3,212
Piper Sandler Companies 19 4,778
Simmons First National Corp., Class A 108 2,026
South State Corp. 30 2,634
Stifel Financial Corp. 26 2,450
Victory Capital Holdings, Inc. 32 1,984
Virtus Investment Partners, Inc. 6 1,024
44,419
Health Care — 16.91%
Acadia Pharmaceuticals, Inc.
(a)
42 906
Agios Pharmaceuticals, Inc.
(a)
44 1,412
Align Technology, Inc.
(a)
9 1,628
Alkermes PLC
(a)
29 888
Arcus Biosciences, Inc.
(a)
84 750

FI Institutional Group U.S. Small Cap Equity Fund
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 100.46% - continued Shares Fair Value
Health Care — 16.91% - continued
Arrowhead Pharmaceuticals, Inc.
(a)
32 $ 514
Azenta, Inc.
(a)
26 695
BioCryst Pharmaceuticals, Inc.
(a)
74 796
Blueprint Medicines Corp.
(a)
12 1,216
Celldex Therapeutics, Inc.
(a)
43 851
CONMED Corp. 54 3,065
Crinetics Pharmaceuticals, Inc.
(a)
21 641
Cytokinetics, Inc.
(a)
27 838
Day One Biopharmaceuticals, Inc.
(a)
88 561
Denali Therapeutics, Inc.
(a)
58 768
Exact Sciences Corp.
(a)
13 732
Haemonetics Corp.
(a)
27 1,828
Halozyme Therapeutics, Inc.
(a)
30 1,682
Ideaya Biosciences, Inc.
(a)
43 855
Kiniksa Pharmaceuticals International PLC
(a)
50 1,368
Ligand Pharmaceuticals, Inc., Class B
(a)
13 1,328
Medpace Holdings, Inc.
(a)
8 2,359
Neurocrine Biosciences, Inc.
(a)
6 738
Nuvalent, Inc., Class A
(a)
12 895
OmniAb, Inc. - Earnout Shares
(a)(b)
4 —
OmniAb, Inc. - Earnout Shares
(a)(b)
4 —
Vericel Corp.
(a)
25 1,032
Viridian Therapeutics, Inc.
(a)
56 780
WillScot Mobile Mini Holdings Corp.
(a)
113 3,045
32,171
Industrials — 22.74%
AeroVironment, Inc.
(a)
20 3,560
Cactus, Inc., Class A 86 3,526
Casella Waste Systems, Inc., Class A
(a)
22 2,579
Chart Industries, Inc.
(a)
19 2,980
Columbus McKinnon Corp. 68 990
Dayforce, Inc.
(a)
24 1,418
HEICO Corp. 6 1,798
Herc Holdings, Inc. 19 2,356
Lincoln Electric Holdings, Inc. 15 2,904
Mercury Systems, Inc.
(a)
51 2,512
Montrose Environmental Group, Inc.
(a)
51 996
MYR Group, Inc.
(a)
27 4,235
Paycom Software, Inc. 8 2,073
Paylocity Holdings Corp.
(a)
29 5,536
Powell Industries, Inc. 14 2,374
Terex Corp. 76 3,421
43,258
Materials — 3.81%
Cleveland-Cliffs, Inc.
(a)
97 566
UFP Industries, Inc. 30 2,927

FI Institutional Group U.S. Small Cap Equity Fund
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 100.46% - continued Shares Fair Value
Materials — 3.81% - continued
Worthington Industries, Inc. 54 $ 3,180
Worthington Steel, Inc. 23 573
7,246
Real Estate — 1.29%
Macerich Co. (The) 152 2,459
Technology — 12.59%
Advanced Energy Industries, Inc. 48 5,509
Alarm.com Holdings, Inc.
(a)
37 2,124
Amkor Technology, Inc. 74 1,333
Box, Inc., Class A
(a)
89 3,367
Donnelley Financial Solutions, Inc.
(a)
38 2,070
Five9, Inc.
(a)
36 954
Manhattan Associates, Inc.
(a)
11 2,077
Qualys, Inc.
(a)
14 1,940
SPS Commerce, Inc.
(a)
15 2,111
Tenable Holdings, Inc.
(a)
50 1,611
Veeco Instruments, Inc.
(a)
44 850
23,946
Total Common Stocks  (Cost $163,666) 191,144
MONEY MARKET FUNDS — 0.28%
First American Government Obligations Fund, Class X, 4.23%
(c)
526 526
Total Money Market Funds (Cost $526) 526
Total Investments — 100.74% (Cost $164,192) 191,670
Liabilities in Excess of Other Assets — (0.74)% (1,409)
NET ASSETS — 100.00% $ 190,261
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures of the Adviser, as Valuation
Designee, under oversight of the Board’s Pricing & Liquidity Committee.
(c) Rate disclosed is the seven day effective yield as of May 31, 2025.

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments
May 31, 2025 (Unaudited)
COMMON STOCKS — 99.48% Shares Fair Value
Australia — 0.45%
Materials — 0.45%
BHP Group Ltd. 26 $ 641
Rio Tinto Ltd. 10 726
1,367
Total   Australia 1,367
Brazil — 0.90%
Financials — 0.78%
Banco Bradesco SA - ADR 357 1,028
Itau Unibanco Holding SA - ADR 201 1,325
2,353
Materials — 0.12%
Vale SA - ADR 38 347
Total   Brazil 2,700
Canada — 2.38%
Energy — 0.34%
Suncor Energy, Inc. 29 1,031
Industrials — 0.70%
Canadian Pacific Kansas City Ltd. 26 2,123
Materials — 1.34%
Hudbay Minerals, Inc. 232 2,070
Lundin Mining Corp. 208 1,969
4,039
Total   Canada 7,193
China — 4.06%
Communications — 0.81%
Tencent Holdings Ltd. - ADR 39 2,448
Consumer Discretionary — 1.48%
Alibaba Group Holding Ltd. - ADR 21 2,391
Meituan Dianping
(a)
118 2,077
4,468
Financials — 1.62%
CITIC Securities Co., Ltd.
(a)
1,136 2,880
Ping An Insurance (Group) Company of China Ltd., H Shares 341 2,007
4,887
Health Care — 0.15%
Sino Biopharmaceutical Ltd. - ADR 41 439
Total   China 12,242
Denmark — 0.34%
Industrials — 0.34%
FLSmidth & Co. A/S
(a)
18 1,040
Total   Denmark 1,040

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 99.48% - continued Shares Fair Value
Finland — 0.30%
Industrials — 0.30%
Valmet Oyj
(a)
28 $ 914
Total   Finland 914
France — 2.20%
Consumer Discretionary — 0.47%
Kering SA - ADR 72 1,413
Energy — 0.51%
TotalEnergies SE 26 1,525
Financials — 0.67%
BNP Paribas SA 23 2,015
Technology — 0.55%
Dassault Systems SE 44 1,649
Total   France 6,602
Germany — 3.52%
Consumer Discretionary — 1.18%
adidas AG 12 2,991
Sixt SE 6 570
3,561
Industrials — 2.34%
MTU Aero Engines AG 8 3,184
Siemens AG 16 3,848
7,032
Total   Germany 10,593
India — 0.39%
Technology — 0.39%
Infosys Ltd. - ADR 65 1,182
Total   India 1,182
Italy — 1.73%
Energy — 0.49%
Eni SpA 101 1,488
Financials — 1.24%
Intesa Sanpaolo SpA 672 3,747
Total   Italy 5,235
Japan — 2.23%
Financials — 0.53%
Sumitomo Mitsui Financial Group, Inc. - ADR 104 1,603
Industrials — 1.70%
Daifuku Co. Ltd. - ADR 85 1,126
FANUC Corp. - ADR 99 1,323
SMC Corp. - ADR 98 1,841

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 99.48% - continued Shares Fair Value
Japan — 2.23% - continued
Industrials — 1.70% - continued
Yaskawa Electric Corp. - ADR
(a)
18 $ 843
5,133
Total   Japan 6,736
Netherlands — 1.88%
Financials — 0.65%
ING Groep NV
(a)
93 1,973
Technology — 1.23%
ASML Holding NV 5 3,713
Total   Netherlands 5,686
Spain — 2.50%
Financials — 2.50%
Banco Bilbao Vizcaya Argentaria SA 250 3,750
Banco Santander SA 479 3,824
7,574
Total   Spain 7,574
Switzerland — 2.02%
Financials — 1.00%
UBS Group AG
(a)
94 2,992
Health Care — 1.02%
Novartis AG 27 3,086
Total   Switzerland 6,078
Taiwan Province of China — 3.27%
Technology — 3.27%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 51 9,859
Total   Taiwan Province of China 9,859
United Kingdom — 3.28%
Energy — 1.25%
BP PLC 248 1,202
Shell PLC 77 2,556
3,758
Health Care — 2.03%
AstraZeneca PLC 22 3,178
GSK PLC 146 2,965
6,143
Total   United Kingdom 9,901
United States — 68.03%
Communications — 6.39%
Alphabet, Inc., Class A 53 9,103
Meta Platforms, Inc., Class A 12 7,770

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 99.48% - continued Shares Fair Value
United States — 68.03% - continued
Communications — 6.39% - continued
Netflix, Inc.
(a)
2 $ 2,414
19,287
Consumer Discretionary — 5.37%
Amazon.com, Inc.
(a)
40 8,199
Home Depot, Inc. (The) 8 2,946
Starbucks Corp. 13 1,091
Toll Brothers, Inc. 38 3,962
16,198
Consumer Staples — 6.28%
Coca-Cola Co. (The) 42 3,028
Costco Wholesale Corp. 5 5,201
PepsiCo, Inc. 13 1,709
Procter & Gamble Co. (The) 21 3,568
Walmart, Inc. 55 5,429
18,935
Energy — 3.19%
Chevron Corp. 30 4,101
ConocoPhillips 11 939
Exxon Mobil Corp. 45 4,603
9,643
Financials — 11.07%
American Express Co. 13 3,823
Bank of America Corp. 67 2,957
BlackRock, Inc. 3 2,940
Citigroup, Inc. 42 3,163
Goldman Sachs Group, Inc. (The) 5 3,002
Invesco Ltd. 52 752
Jefferies Financial Group, Inc. 25 1,215
JPMorgan Chase & Co. 14 3,696
MasterCard, Inc., Class A 6 3,514
Morgan Stanley 29 3,713
T. Rowe Price Group, Inc. 10 936
Visa, Inc., Class A 10 3,652
33,363
Health Care — 8.50%
Abbott Laboratories 9 1,202
Danaher Corp. 5 950
Eli Lilly & Co. 8 5,900
Exact Sciences Corp.
(a)
14 788
Intuitive Surgical, Inc.
(a)
9 4,971
Johnson & Johnson 14 2,173
Merck & Co., Inc. 32 2,459
Pfizer, Inc. 114 2,678
PTC Therapeutics, Inc.
(a)
15 728
Sarepta Therapeutics, Inc.
(a)
28 1,053

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 99.48% - continued Shares Fair Value
United States — 68.03% - continued
Health Care — 8.50% - continued
Thermo Fisher Scientific, Inc. 3 $ 1,208
UnitedHealth Group, Inc. 5 1,510
25,620
Industrials — 6.85%
AeroVironment, Inc.
(a)
17 3,027
Boeing Co. (The)
(a)
10 2,073
Cummins, Inc. 10 3,215
Deere & Co. 6 3,038
IDEX Corp. 7 1,266
Lennox International, Inc. 7 3,951
Rockwell Automation, Inc. 6 1,893
RTX Corp. 16 2,184
20,647
Materials — 0.39%
Cleveland-Cliffs, Inc.
(a)
69 402
Materion Corp. 10 774
1,176
Technology — 19.99%
Adobe, Inc.
(a)
5 2,075
Advanced Micro Devices, Inc.
(a)
24 2,658
Apple, Inc. 57 11,448
Autodesk, Inc.
(a)
7 2,073
Intuit, Inc. 4 3,014
Microsoft Corp. 27 12,430
NVIDIA Corp. 130 17,568
Oracle Corp. 22 3,642
Salesforce, Inc. 9 2,388
ServiceNow, Inc.
(a)
3 3,033
60,329
Total   United States 205,198
Total Common Stocks (Cost $188,666) 300,100
MONEY MARKET FUNDS — 0.35%
First American Government Obligations Fund, Class X, 4.23%
(b)
1,065 1,065
Total Money Market Funds (Cost $1,065) 1,065
Total Investments — 99.83% (Cost $189,731) 301,165
Other Assets in Excess of Liabilities — 0.17% 521
NET ASSETS — 100.00% $ 301,686
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2025.
ADR - American Depositary Receipt

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments
May 31, 2025 (Unaudited)
COMMON STOCKS — 99.00% Shares Fair Value
Brazil — 1.16%
Financials — 1.16%
Banco Bradesco SA - ADR 521 $ 1,500
Itau Unibanco Holding SA - ADR 304 2,003
3,503
Total   Brazil 3,503
Canada — 0.78%
Materials — 0.78%
Hudbay Minerals, Inc. 158 1,408
Lundin Mining Corp. 100 947
2,355
Total   Canada 2,355
China — 4.04%
Communications — 0.83%
Tencent Holdings Ltd. - ADR 40 2,511
Consumer Discretionary — 1.60%
Alibaba Group Holding Ltd. - ADR 21 2,391
Meituan Dianping
(a)
139 2,446
4,837
Financials — 1.46%
CITIC Securities Co., Ltd.
(a)
910 2,307
Ping An Insurance (Group) Company of China Ltd., H Shares 357 2,101
4,408
Health Care — 0.15%
Sino Biopharmaceutical Ltd. - ADR 42 449
Total   China 12,205
Denmark — 0.74%
Industrials — 0.74%
FLSmidth & Co. A/S
(a)
12 693
Vestas Wind Systems A/S
(a)
98 1,546
2,239
Total   Denmark 2,239
Finland — 0.21%
Industrials — 0.21%
Valmet Oyj
(a)
19 620
Total   Finland 620
France — 2.73%
Consumer Discretionary — 0.47%
Kering SA - ADR 72 1,413
Energy — 0.58%
TotalEnergies SE 30 1,760

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 99.00% - continued Shares Fair Value
France — 2.73% - continued
Financials — 1.07%
BNP Paribas SA 37 $ 3,241
Technology — 0.61%
Dassault Systems SE 49 1,836
Total   France 8,250
Germany — 2.46%
Consumer Discretionary — 1.26%
adidas AG 13 3,240
Sixt SE 6 570
3,810
Industrials — 1.20%
Siemens AG 15 3,608
Total   Germany 7,418
India — 0.28%
Technology — 0.28%
Infosys Ltd. - ADR 47 855
Total   India 855
Italy — 2.30%
Energy — 0.94%
Eni SpA 192 2,828
Financials — 1.36%
Intesa Sanpaolo SpA 730 4,070
Total   Italy 6,898
Japan — 1.96%
Financials — 0.85%
Sumitomo Mitsui Financial Group, Inc. - ADR 167 2,573
Industrials — 1.11%
Daifuku Co. Ltd. - ADR 64 848
FANUC Corp. - ADR 92 1,229
Yaskawa Electric Corp. - ADR
(a)
27 1,264
3,341
Total   Japan 5,914
Netherlands — 1.48%
Technology — 1.48%
ASML Holding NV 6 4,455
Total   Netherlands 4,455

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 99.00% - continued Shares Fair Value
Norway — 1.06%
Energy — 1.06%
Equinor ASA 136 $ 3,191
Total   Norway 3,191
Spain — 2.53%
Financials — 2.53%
Banco Bilbao Vizcaya Argentaria SA 266 3,990
Banco Santander SA 457 3,649
7,639
Total   Spain 7,639
Switzerland — 2.94%
Financials — 0.99%
UBS Group AG 94 2,993
Health Care — 0.88%
Novartis AG 23 2,629
Industrials — 1.07%
ABB Ltd. 57 3,225
Total   Switzerland 8,847
Taiwan Province of China — 3.33%
Technology — 3.33%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 52 10,053
Total   Taiwan Province of China 10,053
United Kingdom — 4.73%
Consumer Staples — 0.55%
Unilever PLC 26 1,653
Energy — 2.14%
BP PLC 675 3,273
Shell PLC 97 3,201
6,474
Health Care — 0.67%
AstraZeneca PLC 14 2,022
Materials — 1.37%
Anglo American PLC 55 1,634
Antofagasta PLC 105 2,505
4,139
Total   United Kingdom 14,288
United States — 66.27%
Communications — 3.99%
Alphabet, Inc., Class A 49 8,415
Netflix, Inc.
(a)
3 3,622
12,037

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 99.00% - continued Shares Fair Value
United States — 66.27% - continued
Consumer Discretionary — 4.87%
Amazon.com, Inc.
(a)
39 $ 7,995
Home Depot, Inc. (The) 8 2,946
Toll Brothers, Inc. 36 3,753
14,694
Consumer Staples — 5.49%
Colgate-Palmolive Co. 29 2,695
Costco Wholesale Corp. 4 4,161
PepsiCo, Inc. 18 2,366
Procter & Gamble Co. (The) 20 3,398
Walmart, Inc. 40 3,949
16,569
Energy — 1.16%
ConocoPhillips 18 1,536
Schlumberger Ltd. 59 1,950
3,486
Financials — 13.02%
American Express Co. 14 4,117
Bank of America Corp. 68 3,001
BlackRock, Inc. 4 3,920
Citigroup, Inc. 61 4,596
Goldman Sachs Group, Inc. (The) 5 3,002
Invesco Ltd. 124 1,793
Jefferies Financial Group, Inc. 20 972
JPMorgan Chase & Co. 14 3,696
MasterCard, Inc., Class A 7 4,099
Morgan Stanley 26 3,329
T. Rowe Price Group, Inc. 14 1,310
Visa, Inc., Class A 15 5,478
39,313
Health Care — 9.76%
Abbott Laboratories 9 1,202
Danaher Corp. 5 950
Eli Lilly & Co. 12 8,853
Exact Sciences Corp.
(a)
17 957
Intuitive Surgical, Inc.
(a)
9 4,971
Johnson & Johnson 15 2,328
Merck & Co., Inc. 28 2,152
Pfizer, Inc. 80 1,879
PTC Therapeutics, Inc.
(a)
14 679
Sarepta Therapeutics, Inc.
(a)
5 188
Thermo Fisher Scientific, Inc. 4 1,611
UnitedHealth Group, Inc. 5 1,510
Vertex Pharmaceuticals, Inc.
(a)
5 2,210
29,490

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2025 (Unaudited)
COMMON STOCKS — 99.00% - continued Shares Fair Value
United States — 66.27% - continued
Industrials — 8.07%
Cummins, Inc. 11 $ 3,536
Deere & Co. 7 3,544
HEICO Corp. 15 4,495
Lennox International, Inc. 9 5,079
Rockwell Automation, Inc. 10 3,156
Union Pacific Corp. 7 1,552
Xylem, Inc. 24 3,025
24,387
Technology — 19.91%
Adobe, Inc.
(a)
5 2,075
Advanced Micro Devices, Inc.
(a)
23 2,547
Apple, Inc. 55 11,047
Autodesk, Inc.
(a)
8 2,369
Intuit, Inc. 4 3,014
Microsoft Corp. 28 12,891
NVIDIA Corp. 130 17,567
Oracle Corp. 21 3,476
Salesforce, Inc. 8 2,123
ServiceNow, Inc.
(a)
3 3,033
60,142
Total   United States 200,118
Total Common Stocks (Cost $188,977) 298,848
PREFERRED STOCKS — 0.37%
Australia — 0.37%
Materials — 0.37%
Fortescue Metals Group Ltd. 113 1,121
Total Australia 1,121
Total Preferred Stocks (Cost $1,554) 1,121
MONEY MARKET FUNDS — 0.47%
First American Government Obligations Fund, Class X, 4.23%
(b)
1,417 1,417
Total Money Market Funds (Cost $1,417) 1,417
Total Investments — 99.84% (Cost $191,948) 301,386
Other Assets in Excess of Liabilities — 0.16% 473
NET ASSETS — 100.00% $ 301,859
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2025.
ADR - American Depositary Receipt

FI Institutional Group Fixed Income Fund for Retirement
Plans
Schedule of Investments
May 31, 2025 (Unaudited)
CORPORATE BONDS — 24.11%
Principal
Amount Fair Value
Communications — 3.20%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 97,922
Consumer Staples — 3.45%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 105,780
Financials — 9.28%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 96,637
Charles Schwab Corp. (The), 2.90%, 3/3/2032 100,000 88,108
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 99,549
284,294
Health Care — 2.13%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 65,192
Real Estate — 3.48%
Simon Property Group LP, 6.25%, 1/15/2034 100,000 106,578
Technology — 2.57%
International Business Machines Corp., 4.25%, 5/15/2049 100,000 78,811
Total Corporate Bonds (Cost $832,962) 738,577
U.S. GOVERNMENT & AGENCIES — 43.66%
United States Treasury Note, 2.63% , 2/15/2029 426,100 407,242
United States Treasury Note, 4.00% , 1/31/2031 458,000 456,488
United States Treasury Note, 4.50% , 2/15/2036 469,000 474,002
Total U.S. Government & Agencies (Cost $1,465,177) 1,337,732
EXCHANGE-TRADED FUNDS — 30.40% Shares
iShares MBS ETF
(a)
10,051 931,225
Total Exchange-Traded Funds (Cost $1,000,800) 931,225
MONEY MARKET FUNDS — 1.04%
First American Government Obligations Fund, Class X, 4.23%
(b)
31,947 31,947
Total Money Market Funds (Cost $31,947) 31,947
Total Investments — 99.21% (Cost $3,330,886) 3,039,481
Other Assets in Excess of Liabilities — 0.79% 24,259
NET ASSETS — 100.00% $ 3,063,740
(a) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of May 31, 2025, the percentage of net assets invested in this security was 30.40% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.
(b) Rate disclosed is the seven day effective yield as of May 31, 2025.

FI Institutional Group ESG Fixed Income Fund for
Retirement Plans
Schedule of Investments
May 31, 2025 (Unaudited)
CORPORATE BONDS — 24.33%
Principal
Amount Fair Value
Communications — 3.23%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 97,922
Consumer Staples — 3.48%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 105,780
Financials — 9.36%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 96,637
Charles Schwab Corp. (The), 2.90%, 3/3/2032 100,000 88,108
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 99,549
284,294
Health Care — 2.15%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 65,192
Real Estate — 3.51%
Simon Property Group LP, 6.25%, 1/15/2034 100,000 106,578
Technology — 2.60%
International Business Machines Corp., 4.25%, 5/15/2049 100,000 78,811
Total Corporate Bonds (Cost $832,962) 738,577
U.S. GOVERNMENT & AGENCIES — 42.39%
United States Treasury Note, 2.63% , 2/15/2029 381,700 364,807
United States Treasury Note, 4.00% , 1/31/2031 434,000 432,567
United States Treasury Note, 4.13% , 7/31/2031 40,000 40,012
United States Treasury Note, 4.50% , 2/15/2036 445,000 449,745
Total U.S. Government & Agencies (Cost $1,413,273) 1,287,131
EXCHANGE-TRADED FUNDS — 31.43% Shares
iShares MBS ETF
(a)
10,298 954,110
Total Exchange-Traded Funds (Cost $1,022,422) 954,110
MONEY MARKET FUNDS — 1.06%
First American Government Obligations Fund, Class X, 4.23%
(b)
32,298 32,298
Total Money Market Funds (Cost $32,298) 32,298
Total Investments — 99.21% (Cost $3,300,955) 3,012,116
Other Assets in Excess of Liabilities — 0.79% 23,834
NET ASSETS — 100.00% $ 3,035,950
(a) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of May 31, 2025, the percentage of net assets invested in this security was 31.43% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.
(b) Rate disclosed is the seven day effective yield as of May 31, 2025.

Tactical Multi-Purpose Fund
Schedule of Investments
May 31, 2025 (Unaudited)
U.S. GOVERNMENT & AGENCIES — 40.45%
Principal
Amount Fair Value
United States Treasury Bill, 4.18% , 7/10/2025
(a)
$ 11,000 $ 10,9 51
Total U.S. Government & Agencies (Cost $10,950) 10,951
MONEY MARKET FUNDS - 51.25% Shares
First American Government Obligations Fund, Class X, 4.23%
(b)
13,876 13,876
Total Money Market Funds (Cost $13,876) 13,876
Total Investments — 91.70% (Cost $24,826) 24,827
Other Assets in Excess of Liabilities — 8.30% 2,248
NET ASSETS — 100.00% $ 27,075
(a) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of May 31, 2025, the percentage of net assets invested in this security was 40.45% of the Fund.
(b) Rate disclosed is the seven day effective yield as of May 31, 2025.